Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Schedule of Defined Contribution Plans
The Group contributed a total of
₹
 603 million,
₹
 722 million and
₹
 840 million ($ 11 million) for the years ended March 31, 2018, 2019 and 2020 respectively, to the following defined contribution plans.

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Employer’s contribution to recognised provident fund and family pension fund	461	553	630	8
Employer’s contribution to superannuation and National Pension S cheme	142	169	210	3

	603	722	840	11

Summary of Present Value of Obligation and Fair Value of Plan Assets
Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2018 ( ₹ Million)	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2020 (US dollars in million)
Fair value of plan assets	3,391	3,868	4,418	58
Present value of defined benefit obligations	(5,464)	(5,890)	(6,310)	(83)

Net liability arising from defined benefit obligations	(2,073)	(2,022)	(1,892)	(25)

Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation
Principal actuarial assumptions used to determine the present value of the Other post-employment benefit plan obligation are as follows:

	Year ended March 31, 2018	Year ended March 31, 2019	Year ended March 31, 2020
Discount rate	7.7%	7.8%	6.8%
Expected rate of increase in compensation level of covered employees	2% to 15%	2% to 15%	2% to 15%
Mortality table	IALM (2006-08)	IALM (2006-08)	IALM (2012-14)

Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss
Amounts recognised in consolidated statements of profit or loss in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Current service cost	331	389	411	5
Past service cost	820	3	—	—
Net Interest cost	98	162	151	2

Total charge to consolidated statements of profit or loss	1,249	554	562	7

Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income
Amounts recognised in the consolidated statements of comprehensive income in respect of
Other post-employment
benefit
plan
are as follows:

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Remeasurements of the net defined benefit obligation :-
Actuarial losses /(gains) arising from changes in financial assumptions	15	(64)	283	4
Actuarial losses /(gains) arising from experience adjustments	(58)	409	163	2
Actuarial (gains)/losses arising from changes in demographic assumptions	—	15	(14)	(0)
Acturial losses on Plan assets (excluding amounts included in net interest cost)	12	29	12	0

Remeasurement of the net defined benefit liability	(31)	389	444	6

Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation
The movement of the present value of Other post-employment benefit plan obligation is as follows:

	Year ended March 31, 2018 ( ₹ in Million)	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2020 (US dollars in million)
At 1 April	(4,495)	(5,464)	(5,890)	(78)
Acquired in business combination	—	(154)	—	—
Current service cost	(331)	(389)	(411)	(5)
Past service cost	(820)	(3)	—	—
Benefits paid	481	899	875	12
Interest cost of scheme liabilities	(342)	(419)	(452)	(6)
Actuarial (losses)/gains arising from change in assumptions	43	(360)	(432)	(6)

At March 31,	(5,464)	(5,890)	(6,310)	(83)

Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets
The movement in the fair value of Other post-employment benefit plan assets is as follows:

	Year ended March 31, 2018 ( ₹ in Million)	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2020 (US dollars in million)
At 1 April	3,215	3,391	3,868	51
Acquired in business combination	—	164	—	—
Contributions received	320	822	859	11
Benefits paid	(376)	(737)	(598)	(8)
Remeasurement gain / (loss) arising from return on plan assets	(12)	(29)	(12)	0
Interest income	244	257	301	4

At March 31,	3,391	3,868	4,418	58

Summary of Sensitivity Analysis for Significant Actuarial Assumptions
Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2019 ( ₹ in million)	Year ended March 31, 2020 ( ₹ in million)	Year ended March 31, 2020 (US dollars in million)
Discount rate

Increase by 0.50%	(177)	(213)	(3)
Decrease by 0.50%	203	227	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	204	200	3
Decrease by 0.50%	(170)	(198)	(3)

BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Statement [LineItems]
Summary of Present Value of Obligation and Fair Value of Plan Assets	The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2018 ( ₹ Million)	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2020 (US dollars in million)
Fair value of plan assets of trusts	15,139	21,949	23,437	311
Present value of defined benefit obligations	(14,691)	(21,159)	(22,990)	(305)

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Summary of Asset Allocation of Plan Assets
Percentage allocation of Plan assets of the trust

	As at March 31, 2018	As at March 31, 2019	As at March 31, 2020
Assets by category
Government Securities	71.10	65.66	61,68
Debentures/Bonds	28.04	33.09	36.67
Fixed Deposits	0.24	—	—
Equity	0.62	1.25	1.65